Acquisitions (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 1,447,767	$ 1,599,462
Net income	$ 53,244	$ (70,173)